DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2020
DERIVATIVES [Abstract]
Designated Derivative Liabilities
As of December 31, 2020, the Company had the following designated derivative instruments classified as derivative liabilities on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss, Net of Deferred Tax
Interest rate swap contracts	22	2/9/23-12/8/25	2.28%-3.13%	$567,894	$(36,480)	$(31,930)
Accrued interest				—	(1,688)	—
Total – designated derivative liabilities	22			$567,894	$(38,168)	$(31,930)

Dedesignated Derivatives
As of December 31, 2020, the Company’s cross currency swap no longer qualified for hedge accounting and was dedesignated due to missed rent payments associated with a variable rate lease. The Company had the following dedesignated derivative instrument classified as derivative assets on its balance sheet as of December 31, 2020 (dollars in thousands):

Type	Quantity	Maturity Date	Contracted Fixed Conversion Rate to U.S. Dollar	Total Contracted USD to be Received	Credit Risk Adjusted Fair Value	Gain Recognized in Accumulated Comprehensive Loss, Net of Deferred Tax
Cross currency swap contract	1	11/26/25	1 Euro to $1.3068	$48,689	$2,076	$3,179
Accrued rent				—	9	—
Total - dedesignated derivative asset	1			$48,689	$2,085	$3,179

Certain of the Company’s interest rate swap contracts no longer qualify for hedge accounting and have been dedesignated due to debt repayments associated with aircraft sales. As of December 31, 2020, the Company had the following dedesignated derivative instruments classified as derivative liabilities on its balance sheet (dollars in thousands):

Type	Quantity	Maturity Date	Hedge Interest Rate	Swap Contract Notional Amount	Credit Risk Adjusted Fair Value	Loss Recognized in Accumulated Comprehensive Loss, Net of Deferred Tax
Interest rate swap contracts	11	6/15/23	2.66%-3.12%	$107,412	$(7,419)	$(5,237)
Accrued interest				—	(582)	—
Total – dedesignated derivative liabilities	11			$107,412	$(8,001)	$(5,237)